Related Parties - Narrative (Detail) - USD ($) shares in Millions, $ in Millions			3 Months Ended	12 Months Ended
	Mar. 28, 2017	Oct. 02, 2016	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
RRD
Related Party Transaction [Line Items]
Number of common stock shares sold	6.2
Ownership percentage	19.25%	19.25%
Freight, logistics and premedia services purchased			$ 51	$ 208	$ 216
RRD?s subsidiaries
Related Party Transaction [Line Items]
Net revenues from related party sales			$ 32	$ 87	$ 44